Consolidated Statements of Operations (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating revenues
Time charter revenues	$ 15,601	$ 26,843	$ 66,313
Bareboat charter revenues	9,289	24,009	33,373
Voyage charter revenues	497,023	440,584	452,890
Other income	37,775	25,754	25,785
Total operating revenues	559,688	517,190	578,361
Gain on sale of assets and amortization of deferred gains	24,620	23,558	34,759
Operating expenses
Voyage expenses and commission	286,367	299,741	269,845
Ship operating expenses	89,674	109,872	118,381
Contingent rental expense (income)	36,900	(7,761)	22,456
Charter hire expenses	0	4,176	37,461
Administrative expenses	40,787	31,628	33,906
Impairment loss on vessels	97,709	103,724	4,726
Depreciation	81,471	99,802	107,437
Total operating expenses	632,908	641,182	594,212
Net operating (loss) income	(48,600)	(100,434)	18,908
Other income (expenses)
Interest income	47	83	130
Interest expense	(75,825)	(90,718)	(94,089)
Equity results of unconsolidated subsidiaries and associated companies	3,866	13,539	(4)
Foreign currency exchange (loss) gain	(179)	(92)	84
Mark to market loss on derivatives	0	585	1,725
Gain on redemption of debt	1,486	0	4,600
Debt conversion expense	(41,067)	(12,654)	0
Loss from de-consolidation of subsidiaries	(12,415)	0	0
Dividends received, net	296	86	134
Other non-operating items, net	1,190	1,181	1,110
Net other expenses	(122,601)	(89,160)	(89,760)
Net loss before income taxes and noncontrolling interest	(171,201)	(189,594)	(70,852)
Income tax expense	(459)	(284)	(379)
Net loss from continuing operations	(171,660)	(189,878)	(71,231)
Net loss from discontinued operations	0	(1,204)	(12,544)
Net loss	(171,660)	(191,082)	(83,775)
Net loss attributable to noncontrolling interest	8,722	2,573	1,021
Net loss attributable to Frontline Ltd.	$ (162,938)	$ (188,509)	$ (82,754)
Loss per share attributable to Frontline Ltd. stockholders:
Basic and diluted loss per share from continuing operations, excluding loss attributable to noncontrolling interest ($)	$ 0	$ 0	$ 0
Basic and diluted loss per share from discontinued operations ($)	$ 0	$ 0	$ 0
Basic and diluted loss per share attributable to Frontline Ltd. ($)	$ 0	$ 0	$ 0
Weighted average shares outstanding, basic and diluted (in 000's)	99,939	79,751	77,859
Cash dividends per share declared ($)	$ 0	$ 0	$ 0